Summary of Significant Accounting Policies - Schedule Of Earnings Per Share Basic And Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ (5,005)	$ 6,366,821	$ (2,244,949)	$ 19,314,054	$ (20,061,109)	$ 23,435,926
Common Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 0	$ 5,093,457			$ (13,879,256)	$ 18,748,741
Denominator:
Basic and diluted weighted average shares outstanding	0	40,000,000			22,451,613	40,000,000
Basic and diluted net income (loss) per ordinary share	$ 0	$ 0.13			$ (0.62)	$ 0.47
Common Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (5,005)	$ 1,273,364			$ (6,181,853)	$ 4,687,185
Denominator:
Basic and diluted weighted average shares outstanding	10,000,000	10,000,000			10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.00	$ 0.13			$ (0.62)	$ 0.47